Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	$ 26,290	$ 24,573	$ 23,409
Other comprehensive (loss)
Foreign currency translation adjustment	(6,395)	(3,485)	(75)
Total comprehensive income	20,137	21,088	23,334
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	26,290	24,573	23,409
Other comprehensive (loss)
Foreign currency translation adjustment	(6,153)	(3,485)	(75)
Total comprehensive income	$ 20,137	$ 21,088	$ 23,334